Property and Equipment, Net - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 48,000	$ 20,000	$ 28,516	$ 42,114